                                                                    OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08612


                          MARTIN CURRIE BUSINESS TRUST
               (Exact name of registrant as specified in charter)

          Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES
                     (Address of Principal Executive Office)

                             Julian M. C. Livingston
                             c/o Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                    Edinburgh
                                Scotland EH1 2ES

                                    Copy to:
                               Lorraine McFarlane
                             c/o Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                    Edinburgh
                                Scotland EH1 2ES
                    (Name and Address of Agents for Service)

     Registrant's telephone number, including area code: 011-44-131-229-5252

                     Date of fiscal year end: April 30, 2003

             Date of reporting period: May 1, 2002 to April 30, 2003


EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

                          MARTIN CURRIE BUSINESS TRUST

                          MCBT OPPORTUNISTIC EAFE FUND
                       MCBT GLOBAL EMERGING MARKETS FUND
                        MCBT JAPAN SMALL COMPANIES FUND
                         MCBT PAN EUROPEAN MID CAP FUND

                                 ANNUAL REPORT
                                 APRIL 30, 2003

                              [Martin Currie Logo]

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
MANAGEMENT DISCUSSION AND ANALYSIS................    2

SCHEDULES OF INVESTMENTS

  MCBT Opportunistic EAFE Fund....................   14
  MCBT Global Emerging Markets Fund...............   20
  MCBT Japan Small Companies Fund.................   25
  MCBT Pan European Mid Cap Fund..................   28

STATEMENTS OF ASSETS AND LIABILITIES..............   30

STATEMENTS OF OPERATIONS..........................   31

STATEMENTS OF CHANGES IN NET ASSETS...............   32

FINANCIAL HIGHLIGHTS..............................   34

NOTES TO FINANCIAL STATEMENTS.....................   38

REPORT OF INDEPENDENT ACCOUNTANTS.................   44

TRUSTEES AND OFFICERS.............................   45

ADDITIONAL FEDERAL TAX INFORMATION................   47

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

OBJECTIVE       Capital appreciation through investment primarily
                in an international portfolio of equity securities
                other than securities of issuers located in the
                USA and Canada.

LAUNCH DATE     July 1, 1994

FUND SIZE       $65.5m

PERFORMANCE     Total return from May 1, 2002 through April 30,
                2003
                -  MCBT Opportunistic EAFE (excluding all            -17.8%
                   transaction fees)
                -  Morgan Stanley Capital International (MSCI)       -15.9%
                   EAFE Index

                Annualized total return from July 1, 1994 through April 30, 2003

                -  MCBT Opportunistic EAFE (excluding all             +0.6%
                transaction fees)
                -  MCBT Opportunistic EAFE (including all             +0.2%
                transaction fees)
                -  Morgan Stanley Capital International EAFE Index    +0.6%

                The graph below represents the annualized total return of the portfolio including all transaction fees, versus the Morgan Stanley Capital International (MSCI) EAFE Index from July 1, 1994 to April 30, 2003.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           MCBT OPPORTUNISTIC EAFE FUND  MSCI EAFE INDEX
7/1/94(a)                       $10,000          $10,000
4/30/1995                        $9,710          $10,500
4/30/1996                       $11,283          $11,729
4/30/1997                       $11,718          $11,666
4/30/1998                       $14,451          $13,906
4/30/1999                       $15,595          $15,270
4/30/2000                       $18,974          $17,434
4/30/2001                       $14,813          $14,636
4/30/2002                       $12,600          $12,643
4/30/2003                       $10,355          $10,630

 (a)  Commencement of investment operations.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been waived during the period shown. Each performance figure including all transaction fees assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering and redemption price which prior to June 28, 2000, reflects a transaction fee of 75 basis points on purchase and 75 basis points on redemption. Transaction fees were paid to the Fund to cover trading costs. Transaction fees were eliminated effective
June 28, 2000. Past performance is not indicative of future performance.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

PORTFOLIO COMMENTS                                  Over the 12 months ended April 30, 2003, the
                                                    Opportunistic EAFE Fund fell by 17.8%. The MSCI
                                                    EAFE Index fell by 15.9%. Our underperformance was
                                                    caused largely by poor stock selection and asset
                                                    allocation to the Pacific that was not offset
                                                    elsewhere. Despite this underperformance, the Fund
                                                    ranked in the second quartile of the Lipper
                                                    International universe for that period.

                                                    The Fund lost some relative performance due to our
                                                    overweight position in Korean banking stocks in
                                                    August and September. Prices fell quickly and we
                                                    missed an opportunity to sell. Early in 2003, we
                                                    gradually changed our stance to underweight due to
                                                    rising geopolitical concerns (North Korea) and
                                                    corporate governance issues. Our underweight
                                                    position in Korea has recently started to pay off
                                                    given the continuing weakness in the market. As
                                                    for stock selection, we have restructured the team
                                                    in order to concentrate on stock-picking skills.

                                                    We still favor emerging markets. Supported by a
                                                    dynamic Chinese economy, Asia in particular has
                                                    proved resilient. Demand for minerals is rising
                                                    rapidly and underpinning resource-based economies
                                                    globally.

                                                    The credibility of emerging markets has improved.
                                                    The levels of risk primarily attached to bonds in
                                                    emerging markets have fallen and currencies have
                                                    appreciated. Despite the outbreak of SARS, the
                                                    asset class remains an attractively valued and
                                                    outperforming opportunity.

                                                    Our sector exposure has overweighted financials,
                                                    telecommunications and consumer discretionary
                                                    stocks. We have favored financials in particular
                                                    as cheap stocks. But investors, concerned about
                                                    solvency margins or potentially poor loans, have
                                                    oversold these. Telecommunications have found
                                                    favor as falling capital expenditure plans have
                                                    led to rising free cashflow and attractive yields.

                                                    We have financed these positions by being
                                                    underweight in healthcare, consumer staples and
                                                    energy. In healthcare, our stance reflected a poor
                                                    outlook for new drugs and an increasing number of
                                                    patent expirations. As for energy, we have been
                                                    underweight because the outlook for the oil price
                                                    is weak in 2003.

                                                    OUTLOOK

                                                    Following the war in Iraq, investors are focusing
                                                    on economic issues, particularly the fear of
                                                    deflation. We expect these concerns to limit
                                                    growth in the market. Underlying valuations are
                                                    likely to remain high, in an historic context.

                                                    We are positive on smaller markets and have
                                                    committed but focused exposure to them. In
                                                    developed markets we favor economic cyclicals
                                                    because we anticipate improvement in the
                                                    underlying economic position into late 2003 and
                                                    next year.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

INVESTMENT MANAGER PROFILE                          James Fairweather, a member of the team that has
                                                    primary responsibility for the day- to-day
                                                    management of the Fund, spent three years with
                                                    Montague Loebl Stanley & Co. as an institutional
                                                    sales and economics assistant. He moved into
                                                    Eurobond sales for 18 months with Kleinwort Benson
                                                    before joining Martin Currie in 1984. He has
                                                    worked in our Far East, North American and
                                                    continental European investment teams. Appointed a
                                                    director in 1987, James became head of our
                                                    continental European team in 1992. He was
                                                    appointed deputy chief investment officer in 1994
                                                    with overall responsibility for our investments in
                                                    emerging markets. James was promoted to chief
                                                    investment officer in 1997.

ASSET ALLOCATION
(% of net assets)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Europe                 71%
Japan                  17%
Pacific Basin           6%
Latin America           1%
Africa                  1%
Middle East             1%
Short-Term Investment   3%

TOP TEN HOLDINGS
BY REGION/COUNTRY

                                                                                           % OF NET ASSETS
                            EUROPE
                            Vodafone Group                            (United Kingdom)                3.3%
                            GlaxoSmithKline                           (United Kingdom)                2.8
                            Royal Bank of Scotland Group              (United Kingdom)                2.4
                            Assa Abloy, Series B                      (Sweden)                        2.1
                            Porsche                                   (Germany)                       2.0
                            Philips Electronics                       (Netherlands)                   2.0
                            Telefonica                                (Spain)                         2.0
                            Roche Holding                             (Switzerland)                   2.0
                            Telecom Italia                            (Italy)                         1.8
                            Aviva                                     (United Kingdom)                1.8

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

OBJECTIVE       Capital appreciation through investment primarily in
                equity securities of issuers located in countries with
                emerging markets and developing economies.

LAUNCH DATE     February 14, 1997

FUND SIZE       $326.6m

PERFORMANCE     Total return from May 1, 2002 through April 30,
                2003
                -  MCBT Global Emerging Markets Fund (excluding      -19.4%
                all transaction fees)
                -  Morgan Stanley Capital International (MSCI)       -14.1%
                Emerging Markets Free Index

                Annualized total return from February 14, 1997 through April 30, 2003

                -  MCBT Global Emerging Markets Fund (excluding       -6.5%
                all transaction fees)
                -  MCBT Global Emerging Markets Fund (including       -6.7%
                all transaction fees)

                The graph below represents the annualized total return of the portfolio including all transaction fees, versus the Morgan Stanley Capital International (MSCI) Emerging
                Markets Free Index from March 1, 1997 through April 30,
                2003.

                -  MCBT Global Emerging Markets Fund (excluding       -6.5%
                all transaction fees)
                -  MCBT Global Emerging Markets Fund (including       -6.7%
                all transaction fees)
                -  Morgan Stanley Capital International (MSCI)        -6.9%
                Emerging Markets Free Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           MCBT GLOBAL EMERGING MARKETS FUND  MSCI EMERGING MARKETS FREE INDEX
3/1/97(a)                            $10,000                           $10,000
4/30/1997                             $9,850                            $9,750
4/30/1998                             $9,041                            $8,337
4/30/1999                             $8,114                            $7,487
4/30/2000                            $10,142                            $9,142
4/30/2001                             $7,065                            $6,790
4/30/2002                             $8,056                            $7,491
4/30/2003                             $6,494                            $6,438

 (a) Performance for the benchmark is not available from February 14, 1997 (commencement of investment operations). For that reason, performance is shown from March 1, 1997.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been waived during the period shown. Each performance figure including all transaction fees assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering and redemption price which prior to October 1, 1998, reflects a transaction fee of 100 basis points on purchase and 100 basis points on redemption. Transaction fees were paid to the Fund to cover trading costs. Transaction fees were eliminated effective
October 1, 1998. Past performance is not indicative of future performance.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

PORTFOLIO COMMENTS                                  While the MSCI Emerging Markets Free Index fell by
                                                    14.1%, the Fund fell by 19.4% during the period
                                                    under review. The MSCI World Free Index was down
                                                    by 16%. Poor stock selection was the main reason
                                                    for the fund's underperformance; we lost 5.4% of
                                                    relative performance in Asia.

                                                    The Fund lost some relative performance due to our
                                                    overweight position in Korean banking stocks in
                                                    August and September. The banking sector corrected
                                                    sharply as the first signs of the delinquencies in
                                                    the credit card sector came through. Prices fell
                                                    quickly and we missed an opportunity to sell.
                                                    Early in 2003, we gradually changed our stance to
                                                    underweight due to rising geopolitical concerns
                                                    (North Korea) and corporate governance issues. Our
                                                    underweight position in Korea has recently started
                                                    to pay off given the continuing weakness in the
                                                    market.

                                                    Until March, worries about slowing global
                                                    economical growth, deflation and falling corporate
                                                    profitability dominated sentiment. Geopolitical
                                                    events further increased volatility of equity
                                                    markets. Performance varied between regions.
                                                    Markets in the EMEA region performed well and most
                                                    grew over the period. With hindsight, we should
                                                    have been more overweight there than we were.

                                                    Markets in Latin America performed in line with
                                                    global markets, with extreme volatility in equity,
                                                    currency and fixed income markets in Brazil.
                                                    Politics drove the market in Brazil. Concerns
                                                    about imminent default prevailed until December
                                                    2002, but sentiment improved dramatically after
                                                    the presidential elections.

                                                    Markets in Asia underperformed due largely to
                                                    Korean financials and cyclical services sectors,
                                                    and weak Taiwanese technology stocks. The outbreak
                                                    of SARS caused the forecast for growth in China
                                                    and neighboring countries to be revised downwards.

                                                    OUTLOOK

                                                    We are positive on the outlook for global emerging
                                                    markets. The asset class is cheaper than developed
                                                    equity markets and we expect economies and profits
                                                    to grow faster.

                                                    There is positive structural change across the GEM
                                                    universe. The new government in Brazil is starting
                                                    to address that country's fiscal problems. Growth
                                                    in Eastern Europe is underwritten by EU
                                                    convergence. In Asia, China is becoming a growth
                                                    engine for the region and the Asian consumer is
                                                    starting to borrow and spend again.

                                                    These developments, combined with low growth in
                                                    developed economies and a weaker US dollar, are
                                                    starting to drive capital back to emerging
                                                    markets. This has been most evident in the
                                                    performance of emerging market debt. We expect
                                                    growth to improve and emerging equity markets to
                                                    re-rate as currencies appreciate and interest
                                                    rates fall.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

                                                    We have positioned the portfolio to benefit from
                                                    these trends. We are exploiting growth in China
                                                    through our exposure to Taiwan, and resources and
                                                    basic materials. We are very overweight in the
                                                    markets of Thailand and Indonesia, where interest
                                                    rates are falling and domestic consumption is
                                                    recovering, and Hungary and Poland as
                                                    beneficiaries of Eastern European convergence. As
                                                    for stock selection, we have re-structured the
                                                    team in order to concentrate on stock-picking
                                                    skills.

INVESTMENT MANAGER PROFILE                          Dariusz Sliwinski, a member of the team that has
                                                    primary responsibility for the day- to-day
                                                    management of the Fund, worked in a number of
                                                    different industries before becoming an investment
                                                    manager with Bank Gospodarczy Investment Fund Ltd
                                                    in Poland in 1994. In 1995 he moved to
                                                    Warsaw-based Consortium Raiffeisen Atkins as a
                                                    senior investment manager. Dariusz joined Martin
                                                    Currie's emerging markets team in 1997. He is
                                                    responsible for researching and recommending
                                                    stocks in European emerging markets and Latin
                                                    America and manages Martin Currie IF - Emerging
                                                    Markets Fund.

ASSET ALLOCATION
(% of net assets)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Pacific Basin          46%
Latin America          16%
Europe                 15%
Africa                 10%
Middle East             2%
Other Areas             8%
Short-Term Investment   3%

TOP TEN HOLDINGS
BY REGION/COUNTRY

                                                                                                 % OF NET ASSETS
                            AFRICA
                            Standard Bank Group                       (South Africa)                        3.1%
                            Anglo American                            (South Africa)                        2.7
                            EUROPE
                            OTP Bank, GDR                             (Hungary)                             2.5
                            LUKOIL, ADR                               (Russia)                              2.5
                            PACIFIC BASIN
                            Samsung Electronics                       (South Korea)                         4.9
                            NHN                                       (South Korea)                         4.0
                            PT Telekomunikasi
                              Indonesia (TELKOM)                      (Indonesia)                           4.0
                            Taiwan Semiconductor
                              Manufacturing, ADR                      (Taiwan)                              2.7
                            Bangkok Bank                              (Thailand)                            2.5
                            Compal Electronics                        (Taiwan)                              2.5

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

OBJECTIVE       Capital appreciation through investment primarily in equity securities of issuers located in Japan with relatively small capitalizations, which may include companies without wide market recognition.

LAUNCH DATE     August 15, 1994

FUND SIZE       $80.2m

PERFORMANCE     Total return from May 1, 2002 through April 30, 2003
                -  MCBT Japan Small Companies Fund (excluding all transaction fees)      -14.0%
                -  Tokyo Stock Exchange - Second Section Index                            -6.1%

                Annualized total return from August 15, 1994 through April 30, 2003

                -  MCBT Japan Small Companies Fund (excluding all transaction fees)       -1.0%
                -  MCBT Japan Small Companies Fund (including all transaction fees)       -1.1%

                The graph below represents the annualized total return of the portfolio including all transaction fees, versus Tokyo Stock Exchange (TSE) - Second
                Section Index from September 1, 1994 through April 30, 2003.

                -  MCBT Japan Small Companies Fund (excluding all transaction fees)       -1.0%
                -  MCBT Japan Small Companies Fund (including all transaction fees)       -1.1%
                -  Tokyo Stock Exchange - Second Section Index                            -6.7%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           MCBT JAPAN SMALL COMPANIES FUND  TSE SECOND SECTION INDEX
9/1/94
(a)                                $10,000                   $10,000
4/30/1995                           $9,410                    $8,325
4/30/1996                          $10,652                    $8,853
4/30/1997                           $8,229                    $5,425
4/30/1998                           $6,993                    $4,210
4/30/1999                          $10,057                    $6,100
4/30/2000                          $15,945                   $10,119
4/30/2001                          $11,965                    $7,106
4/30/2002                          $10,465                    $5,854
4/30/2003                           $9,002                    $5,496

 (a) Performance for the benchmark is not available from August 15, 1994 (commencement of investment operations). For that reason, performance is shown from September 1, 1994.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been waived during the period shown. Each performance figure including all transaction fees assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering and redemption price which prior to October 1, 1998, reflects a transaction fee of 100 basis points on purchase and 100 basis points on redemption. Transaction fees were paid to the Fund to cover trading costs. Transaction fees were eliminated effective
October 1, 1998. Past performance is not indicative of future performance.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

PORTFOLIO COMMENTS                                  Over the 12 months ended April 30, 2003 our Fund
                                                    fell by 14.0% in dollar terms. In comparison, the
                                                    TSE First Section Index fell by 19.8% and the TSE
                                                    Second Section Index by 6.1%. We are in the
                                                    process of reviewing the relevance of the Second
                                                    Section benchmark due to the migration of so many
                                                    stocks to the First Section.

                                                    The economy in real terms has stabilized but
                                                    continues to decline by close to 2% in nominal
                                                    terms due to price deflation. Income is falling,
                                                    but consumption is supported by a declining
                                                    savings rate. Corporate capital expenditure is
                                                    providing little upside currently.

                                                    The Japanese market had a short-term rally through
                                                    to the middle of 2002. But as the global economy
                                                    peaked, so did Japan's. The TSE First Section
                                                    Index then fell with global markets and also due
                                                    to some special supply factors. After forming a
                                                    base at around 820, the TSE First Section Index
                                                    hit a new 20-year low of 770 in mid-March. The
                                                    selling has come from three areas - bank unwind,
                                                    foreigners (because overseas markets have been
                                                    weak) and, surprisingly, domestic pension funds.
                                                    This is occurring because companies are returning
                                                    the government portion of pension funds, which
                                                    they have been managing, back to the government.

                                                    The supply factors have impacted mostly on well
                                                    known foreign favorite stocks. This has led to
                                                    outperformance by some of the old economy sectors
                                                    in areas such as materials and metals.

                                                    The focus of this selling affected the larger,
                                                    well-held blue chips particularly from December to
                                                    February, the portfolio has benefited from the
                                                    market favoring small and mid cap companies.

                                                    New stocks which have done well include AICA
                                                    KOGYO, which is a play on renovation of retail
                                                    space, and CHUGAI, a pharmaceutical company that
                                                    benefits from its tie-up with Roche of
                                                    Switzerland.

                                                    OUTLOOK

                                                    In the economy, capital expenditure should steady
                                                    while consumption will likely be supported by the
                                                    falling savings rate. Ongoing steady deflation,
                                                    though, we anticipate will lead to falling nominal
                                                    GDP.

                                                    Continued cost cutting and further restructuring
                                                    should ensure that profits as a share of GDP rise.
                                                    With Japan keen to slow the appreciation of the
                                                    yen against the dollar, we expect growth in
                                                    operating profits of 6-7% next year.

                                                    Analysts estimate the p/e for next fiscal year at
                                                    17-18X. The lack of appetite for any form of risk
                                                    domestically has meant that there are few buyers.
                                                    But we continue to believe the market is cheap.
                                                    When investors' appetite recovers they will
                                                    probably invest, initially, in some oversold
                                                    larger companies.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

INVESTMENT MANAGER PROFILE                          Kevin Troup, a member of the team responsible for
                                                    the day-to-day management of the Fund, replaced
                                                    Michael Thomas in January 2001. Kevin joined
                                                    Scottish Life in 1995 as an investment analyst on
                                                    the Japan desk. He was promoted to fund manager in
                                                    1997. He joined Martin Currie's Japan team as an
                                                    investment manager in 2000, becoming an assistant
                                                    director in 2001 and director in 2002.

TOP TEN HOLDINGS

                                                                                   % OF NET ASSETS
                            Aisin Seiki                                                       3.5%
                            Nitto Denko                                                       3.1
                            Fuji Seal                                                         3.1
                            Nichii Gakkan                                                     3.1
                            Nissin Food Products                                              3.1
                            USS, 0.00%, 9/29/2006                                             2.8
                            Olympus Optical                                                   2.8
                            Osaka Gas                                                         2.8
                            Nissan Chemical Industries                                        2.8
                            Funai Electric                                                    2.5

                                                  MCBT PAN EUROPEAN MID CAP FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

OBJECTIVE       Capital appreciation through investment in equity and
                equity-related securities of midsized companies located in developed European countries, including the United
                Kingdom.

LAUNCH DATE     June 6, 2002

FUND SIZE       $60.4m

PERFORMANCE     Total return from June 6, 2002 through April 30,
                2003 (not annualized)
                -  MCBT Pan European Mid Cap Fund (excluding all      -3.2%
                transaction fees)
                -  Morgan Stanley Capital International European     -14.6%
                Index
                  (from June 1, 2002 through April 30, 2003)

                Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future performance.

PORTFOLIO       In the period since launch on June 6, 2002 to April 30,
COMMENTS        2003, the Pan European Mid Cap Fund fell by 3.2% while the
                MSCI European Index fell by 14.6%.

                European equities suffered from slowing economic growth, and forced selling by insurance companies and pension funds. Markets fell due to worsening sentiment and no buyers.

                Equities rallied strongly after the war with Iraq as lower interest rates boosted confidence among investors and generated much-needed liquidity for financial markets.

                We outperformed both as the market fell and as it rallied.
                Throughout the period we focused on cheap stocks with strong balance sheets, above-average growth and positive earnings revisions. And we found such stocks in a variety of sectors. The German footwear company PUMA, which we held from inception, rose by 32%. Danish shipping company
                D/S 1912, which we bought in February, rose by 30%. We also had a significant weighting in defensive sectors such as tobacco and toll roads. ALTADIS, GALLAHER, BRISA, GRUPO
                FERROVIAL and VINCI all did better than the market.
                Recently we bought EURONEXT and DEUTSCHE BOERSE, both of which we believe performed well and are still undervalued.

                High volatility in stock markets gave us the opportunity to increase our economic sensitivity at attractive prices.
                We expect economic activity to improve. We sold GALLAHER, and reduced ALTADIS, GRUPO FERROVIAL and VINCI. We also sold low-growth, high-yielding telecom company TDC. We added to staffing company VEDIOR, and bought truck manufacturer VOLVO and tire maker CONTINENTAL. We also added to semiconductor company ASM INTERNATIONAL and bought media company MODERN TIMES GROUP. These transactions added significant value, especially in the rally.

                                                  MCBT PAN EUROPEAN MID CAP FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

                Several investments performed poorly. Support services companies GROUP 4 FALCK, ISS and AUTOGRILL suffered from negative sentiment towards acquisition companies and unrealistic earnings expectations. A profit warning by Norwegian video conferencing company TANDBERG caused the shares to halve in one day. We sold and avoided a further collapse.

                OUTLOOK

                We expect stock markets to improve. The authorities in the US are trying to reflate the economy with negative real interest rates, and European equities should follow the US. Contrary to general opinion, we can find German stocks that are restructuring aggressively, such as CONTINENTAL. We find value and growth from training shoes
                (PUMA) to technology (LOGITECH). We think you can make money in stock markets, regardless of market direction
                (EURONEXT). We continue to base our portfolio on individual stock ideas, which are plentiful in such inefficient markets. So we will invest in cheap, well-financed stocks that exhibit positive change.

                Stewart Higgins, a member of the team that has primary
INVESTMENT      responsibility for the day- to-day management of the Fund,
MANAGER         spent 18 months with a life assurance company before
PROFILE         joining Martin Currie in 1987. He worked in the UK and
                continental European teams before becoming a member of the new global products team in 2002. Stewart is a director
                and a mid-cap specialist for our European portfolios.

                Eric Woehrling assists Stewart in managing the fund. Eric joined Stewart Ivory in 1997 where, as part of his training, he worked in the European, emerging markets, UK, private clients and administration teams. In 1999, he joined Martin Currie's European team. Like Stewart, he is a mid-cap specialist.

ASSET ALLOCATION
(% of net assets)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Germany                20%
Netherlands            14%
Sweden                 14%
Denmark                11%
Spain                  10%
France                  7%
United Kingdom          3%
Other Europe           19%
Short-Term Investment   2%

                                                  MCBT PAN EUROPEAN MID CAP FUND
--------------------------------------------------------------------------------
                                                       PROFILE AT APRIL 30, 2003

TOP TEN HOLDINGS
BY REGION/COUNTRY

                                                                                                 % OF NET ASSETS
                            EUROPE
                            Continental                               (Germany)                             5.2%
                            Vedior                                    (Netherlands)                         5.1
                            ISS                                       (Denmark)                             4.8
                            Euronext                                  (Netherlands)                         4.7
                            Brisa-Auto Estradas                       (Portugal)                            4.3
                            Medion                                    (Germany)                             4.2
                            Volvo                                     (Sweden)                              4.1
                            Billerud                                  (Sweden)                              4.1
                            Anglo Irish Bank                          (Ireland)                             4.0
                            Autogrill                                 (Italy)                               3.8

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2003

                                                              US$
                                            SHARES           VALUE
                                            ------           -----
COMMON STOCKS+ - 93.3%
AFRICA - 1.1%
  SOUTH AFRICA - 1.1%
    ANGLO AMERICAN                            17,800  $           258,421
    STANDARD BANK                            113,300              455,700
                                                      -------------------
      TOTAL SOUTH AFRICA - (COST $656,090)                        714,121
                                                      -------------------
TOTAL AFRICA - (COST $656,090)                                    714,121
                                                      -------------------
EUROPE - 67.1%
  DENMARK - 1.4%
    GROUP 4 FALCK                             52,138              910,529
                                                      -------------------
      TOTAL DENMARK - (COST $1,115,436)                           910,529
                                                      -------------------
  FRANCE - 5.8%
    BNP PARIBAS                               24,059            1,131,430
    CREDIT AGRICOLE                           49,996              921,800
    L'OREAL                                   12,202              873,838
    VINCI                                     13,409              874,819
                                                      -------------------
      TOTAL FRANCE - (COST $3,557,080)                          3,801,887
                                                      -------------------
  GERMANY - 1.7%
    DEUTSCHE BANK                             21,783            1,128,638
                                                      -------------------
      TOTAL GERMANY - (COST $1,317,377)                         1,128,638
                                                      -------------------
  HUNGARY - 0.9%
    OTP BANK, GDR, 144A#                      26,300              567,554
                                                      -------------------
      TOTAL HUNGARY - (COST $346,321)                             567,554
                                                      -------------------
  ITALY - 8.3%
    AUTOGRILL*                                97,895              956,650
    ENI                                       74,666            1,066,092
    RIUNIONE ADRIATICA DI SICURTA (RAS)       12,002              173,379
    TELECOM ITALIA                           241,062            1,188,634
    TELECOM ITALIA MOBILE (T.I.M.)           236,367            1,115,270
    UNICREDITO ITALIANO                      208,218              912,610
                                                      -------------------
      TOTAL ITALY - (COST $5,337,158)                           5,412,635
                                                      -------------------
  NETHERLANDS - 6.3%
    ABN AMRO HOLDING                          49,061              830,507
    PHILIPS ELECTRONICS                       71,150            1,326,146

See Notes to Financial Statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                                              US$
                                            SHARES           VALUE
                                            ------           -----
COMMON STOCKS+ -- CONTINUED
EUROPE -- CONTINUED
  NETHERLANDS -- CONTINUED
    TPG                                       54,538  $           852,486
    VNU                                       39,212            1,139,917
                                                      -------------------
      TOTAL NETHERLANDS - (COST $4,483,207)                     4,149,056
                                                      -------------------
  NORWAY - 1.3%
    NORSK HYDRO                               20,800              880,417
                                                      -------------------
      TOTAL NORWAY - (COST $847,525)                              880,417
                                                      -------------------
  PORTUGAL - 1.7%
    PORTUGAL TELECOM, SGPS                   152,648            1,094,032
                                                      -------------------
      TOTAL PORTUGAL - (COST $1,064,135)                        1,094,032
                                                      -------------------
  RUSSIA - 0.9%
    YUKOS, ADR                                 3,500              612,500
                                                      -------------------
      TOTAL RUSSIA - (COST $409,764)                              612,500
                                                      -------------------
  SPAIN - 6.4%
    BANCO BILBAO VIZCAYA ARGENTARIA           87,479              882,249
    BANCO SANTANDER CENTRAL HISPANO          143,093            1,126,346
    IBERDROLA                                 52,220              842,527
    TELEFONICA*                              119,399            1,322,986
                                                      -------------------
      TOTAL SPAIN - (COST $3,992,961)                           4,174,108
                                                      -------------------
  SWEDEN - 7.8%
    ASSA ABLOY, SERIES B                     143,100            1,365,575
    ATLAS COPCO, SERIES A                     38,000              922,838
    ELECTROLUX, SERIES B                      50,200              942,743
    NORDEA                                   167,500              889,377
    SKF, SERIES B                             34,100              988,744
                                                      -------------------
      TOTAL SWEDEN - (COST $4,944,161)                          5,109,277
                                                      -------------------
  SWITZERLAND - 3.7%
    ROCHE HOLDING                             20,360            1,296,968
    ZURICH FINANCIAL SERVICES                 10,500            1,108,323
                                                      -------------------
      TOTAL SWITZERLAND - (COST $2,091,888)                     2,405,291
                                                      -------------------
  UNITED KINGDOM - 20.9%
    ABBEY NATIONAL                           160,000            1,137,600
    AVIVA                                    166,000            1,168,311
    BARCLAYS                                 134,000              926,483

See Notes to Financial Statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                                              US$
                                            SHARES           VALUE
                                            ------           -----
COMMON STOCKS+ -- CONTINUED
EUROPE -- CONTINUED
  UNITED KINGDOM -- CONTINUED
    BRITISH SKY BROADCASTING*                102,890  $         1,067,286
    CENTRICA                                 320,000              850,960
    DIAGEO                                    99,000            1,098,986
    GLAXOSMITHKLINE                           91,000            1,825,310
    GUS                                       95,000              878,693
    ROYAL BANK OF SCOTLAND GROUP              59,000            1,548,668
    VODAFONE GROUP                         1,109,332            2,191,423
    WPP GROUP                                141,000            1,004,201
                                                      -------------------
      TOTAL UNITED KINGDOM - (COST $13,139,797)                13,697,921
                                                      -------------------
TOTAL EUROPE - (COST $42,646,810)                              43,943,845
                                                      -------------------
JAPAN - 17.0%
    AEON                                      23,400              532,533
    AIFUL                                     10,050              378,099
    BRIDGESTONE                               40,000              454,484
    CANON                                     16,000              647,632
    CREDIT SAISON                             28,100              529,766
    DENSO                                     40,900              583,893
    EAST JAPAN RAILWAY                            53              238,593
    FUJI PHOTO FILM                           16,000              408,465
    HONDA MOTOR                               20,000              663,419
    HOYA                                       4,000              236,816
    KAO                                       20,000              365,301
    MABUCHI MOTOR                              7,100              531,248
    MARUI                                     46,400              386,926
    MILLEA HOLDINGS                               72              467,988
    NICHII GAKKAN                              5,400              275,714
    NIPPON TELEGRAPH AND TELEPHONE (NTT)         183              642,375
    NITTO DENKO                               13,400              385,976
    ROHM                                       4,300              443,794
    SECOM                                     19,000              443,567
    SEKISUI HOUSE                             55,000              404,602
    SHIN-ETSU CHEMICAL                        15,150              454,195
    SUMITOMO                                 105,000              423,245
    TAKEDA CHEMICAL INDUSTRIES                16,000              587,168
    TREND MICRO*                              25,000              304,417
    YAMATO TRANSPORT                          33,000              369,684
                                                      -------------------
      TOTAL JAPAN - (COST $13,199,091)                         11,159,900
                                                      -------------------

See Notes to Financial Statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                                              US$
                                            SHARES           VALUE
                                            ------           -----
COMMON STOCKS+ -- CONTINUED
LATIN AMERICA - 0.9%
  BRAZIL - 0.2%
    BRASIL TELECOM PARTICIPACOES, ADR          2,800  $            99,605
                                                      -------------------
      TOTAL BRAZIL - (COST $99,605)                                99,605
                                                      -------------------
  MEXICO - 0.7%
    GRUPO FINANCIERO BBVA BANCOMER,
      SERIES B*                              530,500              460,410
                                                      -------------------
      TOTAL MEXICO - (COST $579,657)                              460,410
                                                      -------------------
TOTAL LATIN AMERICA - (COST $679,262)                             560,015
                                                      -------------------
MIDDLE EAST - 0.9%
  ISRAEL - 0.9%
    TEVA PHARMACEUTICAL INDUSTRIES, ADR       12,300              574,410
                                                      -------------------
      TOTAL ISRAEL - (COST $481,665)                              574,410
                                                      -------------------
TOTAL MIDDLE EAST - (COST $481,665)                               574,410
                                                      -------------------
PACIFIC BASIN - 6.3%
  AUSTRALIA - 2.3%
    BHP BILLITON                              54,600              309,107
    NEWCREST MINING                           60,700              248,988
    NEWS CORPORATION                          42,000              299,322
    WESTPAC BANKING                           41,600              414,487
    WMC RESOURCES*                           100,700              252,254
                                                      -------------------
      TOTAL AUSTRALIA - (COST $1,458,334)                       1,524,158
                                                      -------------------
  CHINA - 0.8%
    ALUMINUM CORPORATION OF CHINA,
      SERIES H                             2,854,000              497,681
                                                      -------------------
      TOTAL CHINA - (COST $511,512)                               497,681
                                                      -------------------
  HONG KONG - 0.9%
    CATHAY PACIFIC AIRWAYS                   142,000              171,149
    CNOOC                                    315,000              413,993
                                                      -------------------
      TOTAL HONG KONG - (COST $585,613)                           585,142
                                                      -------------------
  INDONESIA - 1.0%
    PT TELEKOMUNIKASI INDONESIA, SERIES
      B                                    1,335,000              631,060
                                                      -------------------
      TOTAL INDONESIA - (COST $338,226)                           631,060
                                                      -------------------

See Notes to Financial Statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                                              US$
                                            SHARES           VALUE
                                            ------           -----
COMMON STOCKS+ -- CONTINUED
PACIFIC BASIN -- CONTINUED
  MALAYSIA - 0.5%
    RESORTS WORLD                            155,000  $           340,592
                                                      -------------------
      TOTAL MALAYSIA - (COST $384,602)                            340,592
                                                      -------------------
  THAILAND - 0.8%
    BANGKOK BANK*                            375,000              525,272
                                                      -------------------
      TOTAL THAILAND - (COST $483,756)                            525,272
                                                      -------------------
TOTAL PACIFIC BASIN - (COST $3,762,043)                         4,103,905
                                                      -------------------
TOTAL COMMON STOCKS - (COST $61,424,961)                       61,056,196
                                                      -------------------
PREFERRED STOCKS+ - 3.4%
EUROPE - 3.4%
  GERMANY - 3.4%
    HENKEL KGAA                               13,841              900,372
    PORSCHE                                    3,604            1,329,779
                                                      -------------------
      TOTAL GERMANY - (COST $2,346,017)                         2,230,151
                                                      -------------------
TOTAL EUROPE - (COST $2,346,017)                                2,230,151
                                                      -------------------
TOTAL PREFERRED STOCKS - (COST $2,346,017)                      2,230,151
                                                      -------------------

                                               PRINCIPAL
                                                AMOUNT
                                                ------
CONVERTIBLE BONDS+ - 0.4%
  JAPAN - 0.4%
    SMFG FINANCE (CAYMAN ISLANDS),
      2.250%, 07/11/2005                          Y45,000,000              259,329
                                                               -------------------
      TOTAL JAPAN - (COST $344,543)                                        259,329
                                                               -------------------
TOTAL CONVERTIBLE BONDS - (COST $344,543)                                  259,329
                                                               -------------------

See Notes to Financial Statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                               PRINCIPAL               US$
                                                AMOUNT                VALUE
                                                ------                -----
SHORT-TERM INVESTMENT - 2.5%
REPURCHASE AGREEMENT WITH STATE STREET
BANK AND TRUST, 0.600%, 05/01/2003 (a)    $         1,625,000  $         1,625,000
                                                               -------------------
TOTAL SHORT-TERM INVESTMENT - (COST $1,625,000)                          1,625,000
                                                               -------------------
TOTAL INVESTMENTS - (COST $65,740,521) - 99.6%                          65,170,676
OTHER ASSETS, LESS LIABILITIES - 0.4%                                      292,968
                                                               -------------------
NET ASSETS - 100.0%                                            $        65,463,644
                                                               ===================

*    Non-income producing security.
# Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.
144A Security exempt from registration under Rule 144A of the Securities Act of
     1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) The repurchase agreement, dated 4/30/2003, due 5/01/2003 with repurchase proceeds of $1,625,027 is collateralized by United States Treasury Bond, 8.000% due 11/15/2021 with a market value of $1,663,544.
+ Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows:
     Air Travel 0.3%, Auto Parts 0.9%, Automobiles 3.0%, Banks 19.8%, Broadcasting 1.6%, Building and Construction 2.0%, Business Services 2.9%, Chemicals 1.3%, Commercial Services 0.4%, Computer Software 0.5%,
     Cosmetics & Toiletries 1.9%, Diversified 0.6%, Drugs & Health Care 6.5%, Electrical Utilities 1.3%, Electronics 4.6%, Financial Services 3.1%,
     Food & Beverages 1.7%, Household Products 2.8%, Industrial Machinery 1.4%, Insurance 4.5%, Leisure Time 0.5%, Metal 4.7%, Mining 1.3%, Multi Media 0.5%, Oil & Gas 4.5%, Photography 1.6%, Publishing 1.7%, Restaurants 1.5%, Retail Trade 2.8%, Telecommunications 12.7%, Tires & Rubber 0.7%, Transportation 2.2% and Utilities 1.3%.
Y    Par denominated in Japanese yen.

ADR  American Depositary Receipts
GDR  Global Depositary Receipts

See Notes to Financial Statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2003

                                                                   US$
                                              SHARES              VALUE
                                              ------              -----
COMMON STOCKS AND WARRANTS+ - 95.7%
AFRICA - 10.0%
  SOUTH AFRICA - 10.0%
    ABSA GROUP                                    756,800  $         3,325,356
    ANGLO AMERICAN                                616,200            8,945,996
    HARMONY GOLD MINING                           183,000            1,940,922
    IMPALA PLATINUM HOLDINGS                       39,329            1,950,212
    KUMBA RESOURCES                               545,200            1,839,875
    STANDARD BANK GROUP                         2,509,500           10,093,375
    TELKOM SOUTH AFRICA*                        1,093,600            4,743,485
                                                           -------------------
      TOTAL SOUTH AFRICA - (COST $30,928,188)                       32,839,221
                                                           -------------------
TOTAL AFRICA - (COST $30,928,188)                                   32,839,221
                                                           -------------------
EUROPE - 15.4%
  CROATIA - 1.1%
    PLIVA D.D., GDR, 144A#                        101,000            1,407,758
    PLIVA D.D., GDR                               164,000            2,255,000
                                                           -------------------
      TOTAL CROATIA - (COST $3,104,828)                              3,662,758
                                                           -------------------
  HUNGARY - 3.1%
    MATAV, ADR                                     91,758            1,781,023
    OTP BANK, GDR, 144A#                          383,475            8,275,391
                                                           -------------------
      TOTAL HUNGARY - (COST $8,476,660)                             10,056,414
                                                           -------------------
  POLAND - 2.9%
    BANK PEKAO                                    138,260            3,096,184
    BANK ZACHODNI WBK                             185,507            2,866,661
    TELEKOMUNIKACJA POLSKA*                     1,021,500            3,437,998
                                                           -------------------
      TOTAL POLAND - (COST $9,475,440)                               9,400,843
                                                           -------------------
  RUSSIA - 6.7%
    AO VIMPELCOM, ADR*                            113,700            4,532,082
    LUKOIL, ADR                                   116,350            8,051,420
    SURGUTNEFTEGAZ, ADR                           174,900            3,419,295
    YUKOS, ADR                                     34,150            5,976,250
                                                           -------------------
      TOTAL RUSSIA - (COST $14,985,333)                             21,979,047
                                                           -------------------

See Notes to Financial Statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                                                   US$
                                              SHARES              VALUE
                                              ------              -----
COMMON STOCKS AND WARRANTS+ -- CONTINUED
EUROPE -- CONTINUED
  TURKEY - 1.6%
    HACI OMER SABANCI HOLDING                 998,682,082  $         2,248,350
    TUPRAS                                    409,715,700            2,852,244
                                                           -------------------
      TOTAL TURKEY - (COST $5,062,796)                               5,100,594
                                                           -------------------
TOTAL EUROPE - (COST $41,105,057)                                   50,199,656
                                                           -------------------
LATIN AMERICA - 14.1%
  BRAZIL - 7.3%
    BRASIL TELECOM PARTICIPACOES, ADR             146,100            5,171,940
    COMPANHIA DE BEBIDAS DAS AMERICAS,
      ADR                                         176,400            3,508,596
    COMPANHIA SIDERURGICA NACIONAL (CSN)       40,810,137              816,203
    COMPANHIA VALE DO RIO DOCE,
      A SHARES, ADR                                56,800            1,499,520
    COMPANHIA VALE DO RIO DOCE, ADR                87,200            2,438,112
    PETROLEO BRASILEIRO, ADR                      309,600            5,297,256
    TELE NORTE LESTE PARTICIPACOES, ADR           465,400            5,049,590
                                                           -------------------
      TOTAL BRAZIL - (COST $19,768,225)                             23,781,217
                                                           -------------------
  MEXICO - 6.8%
    AMERICA MOVIL, SERIES L, ADR                  358,350            6,009,529
    GRUPO FINANCIERO BANORTE, SERIES O          1,340,000            3,720,165
    GRUPO FINANCIERO BBVA BANCOMER,
      SERIES B*                                 4,936,878            4,284,612
    GRUPO MODELO, SERIES C                        780,000            1,738,880
    GRUPO TELEVISA, ADR*                           56,000            1,699,040
    TELEFONOS DE MEXICO, ADR                      159,250            4,810,942
                                                           -------------------
      TOTAL MEXICO - (COST $22,562,560)                             22,263,168
                                                           -------------------
TOTAL LATIN AMERICA - (COST $42,330,785)                            46,044,385
                                                           -------------------
MIDDLE EAST - 2.1%
  ISRAEL - 2.1%
    TEVA PHARMACEUTICAL INDUSTRIES                 48,000            2,289,782
    TEVA PHARMACEUTICAL INDUSTRIES, ADR            98,100            4,581,270
                                                           -------------------
      TOTAL ISRAEL - (COST $5,235,746)                               6,871,052
                                                           -------------------
TOTAL MIDDLE EAST - (COST $5,235,746)                                6,871,052
                                                           -------------------
OTHER AREAS - 8.0%
  INDIA - 5.1%
    BHARAT HEAVY ELECTRICALS, 144A,
      EUROPEAN STYLE CALL WARRANTS,
      EXPIRING 4/1/05*^                         1,294,600            6,278,940

See Notes to Financial Statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                                                   US$
                                              SHARES              VALUE
                                              ------              -----
COMMON STOCKS AND WARRANTS+ -- CONTINUED
OTHER AREAS -- CONTINUED
  INDIA -- CONTINUED
    ICICI BANK, 144A, EUROPEAN STYLE
      CALL WARRANTS, EXPIRING 11/24/04*^        1,300,000  $         3,333,070
    INFOSYS TECHNOLOGIES, 144A, EUROPEAN
      STYLE CALL WARRANTS, EXPIRING
      11/19/03*^                                   23,180            1,366,150
    RANBAXY LABORATORIES, 144A, EUROPEAN
      STYLE CALL WARRANTS, EXPIRING
      11/28/05*^                                  404,752            5,769,942
                                                           -------------------
      TOTAL INDIA - (COST $17,442,693)                              16,748,102
                                                           -------------------
  INVESTMENT COMPANIES - 2.9%
    ABSOLUTE RETURN FUND LTD. - CHINA
      FUND*# (B)                                  150,000            1,405,500
    INDIAN OPPORTUNITIES FUND LTD.*#
      (a) (d)^                                  1,111,326              755,702
    TAIWAN OPPORTUNITIES FUND LTD.* (b)           825,723            7,084,703
    THE CHINA HEARTLAND FUND
      LTD.*# (b)^                                  16,206               65,872
                                                           -------------------
      TOTAL INVESTMENT COMPANIES - (COST $12,720,201)                9,311,777
                                                           -------------------
TOTAL OTHER AREAS - (COST $30,162,894)                              26,059,879
                                                           -------------------
PACIFIC BASIN - 46.1%
  CHINA - 1.4%
    ALUMINUM CORPORATION OF CHINA,
      SERIES H                                 26,708,000            4,657,347
                                                           -------------------
      TOTAL CHINA - (COST $4,875,982)                                4,657,347
                                                           -------------------
  HONG KONG - 3.4%
    CNOOC                                       4,771,500            6,271,004
    DENWAY MOTORS                              14,400,000            4,800,585
                                                           -------------------
      TOTAL HONG KONG - (COST $11,155,123)                          11,071,589
                                                           -------------------
  INDONESIA - 5.5%
    ASTRA INTERNATIONAL*                       13,613,000            4,747,717
    PT TELEKOMUNIKASI INDONESIA (TELKOM)       27,661,000           13,075,472
                                                           -------------------
      TOTAL INDONESIA - (COST $13,992,542)                          17,823,189
                                                           -------------------
  MALAYSIA - 2.1%
    RESORTS WORLD                               3,064,000            6,732,737
                                                           -------------------
      TOTAL MALAYSIA - (COST $5,571,572)                             6,732,737
                                                           -------------------
  SOUTH KOREA - 15.5%
    HANSSEM                                       304,830            2,973,033
    HONAM PETROCHEMICAL                           194,168            4,882,167
    LOCUS*                                             37                  112

See Notes to Financial Statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                                                   US$
                                              SHARES              VALUE
                                              ------              -----
COMMON STOCKS AND WARRANTS+ -- CONTINUED
PACIFIC BASIN -- CONTINUED
  SOUTH KOREA -- CONTINUED
    NHN                                           145,905  $        13,089,420
    POSCO                                          84,000            7,086,420
    SAMSUNG ELECTRONICS                            63,849           16,027,938
    SAMSUNG HEAVY INDUSTRIES                    1,482,300            6,563,600
                                                           -------------------
      TOTAL SOUTH KOREA - (COST $46,212,008)                        50,622,690
                                                           -------------------
  TAIWAN - 11.6%
    CATHAY FINANCIAL HOLDINGS                   6,654,000            7,440,086
    COMPAL ELECTRONICS                          7,463,000            8,065,789
    FORMOSA PLASTIC                             3,539,000            4,374,159
    MERRY ELECTRONICS                           4,221,000            4,586,197
    TAIWAN SEMICONDUCTOR MANUFACTURING,
      ADR                                       1,050,350            8,791,430
    TONG YANG INDUSTRY                          3,944,000            4,738,695
                                                           -------------------
      TOTAL TAIWAN - (COST $38,873,142)                             37,996,356
                                                           -------------------
  THAILAND - 6.6%
    BANGKOK BANK*                               5,836,000            8,174,623
    PTT                                         4,005,400            4,394,859
    SIAM CEMENT                                 2,060,500            6,109,105
    SIAM COMMERCIAL BANK*                       3,577,300            2,860,337
                                                           -------------------
      TOTAL THAILAND - (COST $19,340,146)                           21,538,924
                                                           -------------------
TOTAL PACIFIC BASIN - (COST $140,020,515)                          150,442,832
                                                           -------------------
TOTAL COMMON STOCKS AND WARRANTS - (COST $289,783,185)             312,457,025
                                                           -------------------
PREFERRED STOCKS+ - 1.7%
LATIN AMERICA - 1.7%
  BRAZIL - 1.7%
    BANCO BRADESCO                          1,354,451,856            5,586,821
                                                           -------------------
      TOTAL BRAZIL - (COST $4,272,837)                               5,586,821
                                                           -------------------
TOTAL LATIN AMERICA - (COST $4,272,837)                              5,586,821
                                                           -------------------
TOTAL PREFERRED STOCKS - (COST $4,272,837)                           5,586,821
                                                           -------------------

See Notes to Financial Statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                             PRINCIPAL             US$
                                              AMOUNT              VALUE
                                              ------              -----
SHORT-TERM INVESTMENT - 4.1%
REPURCHASE AGREEMENT WITH STATE STREET
BANK AND TRUST, 0.600%, 05/01/2003 (c)    $    13,464,000  $        13,464,000
                                                           -------------------
TOTAL SHORT-TERM INVESTMENT - (COST $13,464,000)                    13,464,000
                                                           -------------------
TOTAL INVESTMENTS - (COST $307,520,022) - 101.5%                   331,507,846
OTHER ASSETS, LESS LIABILITIES - (1.5)%                             (4,927,742)
                                                           -------------------
NET ASSETS - 100.0%                                        $       326,580,104
                                                           ===================

*    Non-income producing security.
# Illiquid security. Some restrictions may apply to the resale of this security.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) The Indian Opportunities Fund Ltd. is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(b) Martin Currie Investment Management Ltd., an affiliate of Martin Currie Inc., provides investment management services to the Taiwan Opportunities Fund Ltd., The China Heartland Fund Ltd. and the Absolute Return Fund
     Ltd. - China Fund. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(c) The repurchase agreement, dated 4/30/2003, due 5/01/2003 with repurchase proceeds of $13,464,224, is collateralized by United States Treasury Bond, 8.000% due 11/15/2021 with a market value of $13,736,735.
(d)  Fund is in the process of being liquidated.
+ Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows:
     Auto Parts 1.4%, Automobiles 2.9%, Banks 10.5%, Brewery 1.6%, Broadcasting 0.5%, Chemicals 2.8%, Computers 2.5%, Construction Materials 1.9%, Diversified 0.7%, Drugs & Health Care 3.2%, Electronics 6.3%, Financial Services 10.7%, Household Products 0.9%, Insurance 2.3%, Investment Companies 2.9%, Leisure Time 2.1%, Metals 2.6%, Mining 4.5%, Oil Integrated 8.3%, Oil & Gas 2.8%, Semi-Conductor Manufacturing Equipment 2.7%, Shipbuilding 2.0%, Steel 2.4% and Telecommunications 18.9%.
^ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

ADR  American Depositary Receipts
GDR  Global Depositary Receipts

See Notes to Financial Statements.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2003

                                                                US$
                                             SHARES            VALUE
                                             ------            -----
COMMON STOCKS+ - 91.1%
    AEON CREDIT SERVICE                         42,900  $         1,024,945
    AICA KOGYO                                 100,000              791,905
    AIDA ENGINEERING#                          374,000              904,535
    AISIN SEIKI                                206,200            2,784,427
    ALTECH                                      12,400               60,813
    ARRK                                        34,000            1,313,403
    ASIA SECURITIES PRINTING#                   82,000              361,522
    C&S                                        135,000            1,863,789
    C. UYEMURA                                  28,000              470,272
    CAPCOM                                      70,000              559,624
    CAWACHI                                     19,600            1,096,204
    CHUGAI PHARMACEUTICAL                       84,700              889,108
    DAIFUKU                                    328,000              875,915
    DAIWA LOGISTICS                             73,800              254,098
    DIAMOND LEASE                               85,000            1,063,571
    FUJI SEAL                                   61,600            2,508,902
    FUJIMI                                      47,900            1,086,077
    FULLCAST                                       194              809,691
    FUNAI ELECTRIC                              20,200            2,035,606
    GOODWILL GROUP                                 205              745,423
    H.I.S.                                      56,300              601,863
    HAKUTO                                      70,400              842,459
    HIROSE ELECTRIC                             23,000            1,647,548
    HITACHI METALS                             403,000            1,069,432
    HITACHI TRANSPORT SYSTEM                    15,000               74,950
    JGC                                        116,000              818,273
    JSR                                        147,000            1,535,673
    KAWASUMI LABORATORIES                       18,000              104,602
    KONICA                                     176,000            1,612,496
    LAWSON                                      38,000            1,167,954
    LEOPALACE21                                215,000            1,233,163
    MABUCHI MOTOR                               15,400            1,152,284
    MAEZAWA KYUSO INDUSTRIES#                   77,900              369,613
    NEC FIELDING                                35,000            1,193,315
    NGK INSULATORS                             315,000            1,528,972
    NICHII GAKKAN*                              49,000            2,501,847
    NIFCO                                       73,000              789,587
    NISHIO RENT ALL                             55,800              337,387
    NISSAN CHEMICAL INDUSTRIES                 490,000            2,209,691
    NISSIN                                      99,300              435,292
    NISSIN FOOD PRODUCTS                       113,100            2,469,432

See Notes to Financial Statements.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                                                US$
                                             SHARES            VALUE
                                             ------            -----
COMMON STOCKS+ -- CONTINUED
    NISSIN HEALTHCARE FOOD SERVICE              66,800  $         1,015,351
    NITTO DENKO                                 87,600            2,523,245
    NOK                                        111,000            1,541,770
    OLYMPUS OPTICAL                            131,000            2,271,708
    OOTOYA                                      86,000              436,933
    OSAKA GAS                                  777,000            2,251,134
    RYOSAN                                      99,800              980,568
    SANKEN ELECTRIC                            128,000            1,117,904
    SUGI PHARMACY                               27,100            1,249,404
    TAC#                                       185,000            1,896,918
    TENMA                                       40,000              350,353
    TIS                                         54,100              740,536
    TODA                                       495,000              964,394
    TOKYO STEEL MANUFACTURING                  356,000            1,219,751
    TOMEN ELECTRONICS                           42,700              917,971
    TOPPAN FORMS                                33,700              295,172
    TOWA                                       122,300              638,819
    TOYO INK MFG.                              251,000              670,289
    TREND MICRO*                                74,000              901,075
    TSUBAKI NAKASHIMA                           82,000              550,202
    WAKITA#                                    356,000            1,240,678
    YAMADA DENKI                                53,500            1,033,339
    YOSHIMOTO KOGYO                             81,000              576,142
    YUSEN AIR & SEA SERVICE                     80,200              915,956
    ZEON                                       322,000            1,557,541
                                                        -------------------
      TOTAL COMMON STOCKS - (COST $81,951,916)                   73,052,816
                                                        -------------------

See Notes to Financial Statements.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                           PRINCIPAL            US$
                                             AMOUNT            VALUE
                                             ------            -----
CONVERTIBLE BONDS+ - 7.0%
    CALSONIC KANSEI, 0.00%, 3/31/2008*
      (a)                                 Y 92,000,000  $           851,780
    MIMASU SEMICONDUCTOR, 0.00%,
      11/30/2007* (a)                     Y 88,000,000              768,190
    UMC JAPAN, 0.00%, 3/26/2007* (a)      Y230,000,000            1,710,261
    USS, 0.00%, 9/29/2006* (a)            Y205,000,000            2,272,422
                                                        -------------------
      TOTAL CONVERTIBLE BONDS - (COST $4,716,524)                 5,602,653
                                                        -------------------
TOTAL INVESTMENTS - (COST $86,668,440) - 98.1%                   78,655,469
OTHER ASSETS, LESS LIABILITIES - 1.9%                             1,512,443
                                                        -------------------
NET ASSETS - 100.0%                                     $        80,167,912
                                                        ===================

*    Non-income producing security.
# Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.
(a)  Zero coupon bond.
+ Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows:
     Auto Parts 7.4%, Automobiles 2.8%, Building and Construction 1.2%, Chemicals 8.7%, Commercial Services 6.0%, Computer Services 1.5%, Computer Software 1.9%, Computers & Business Equipment 2.1%, Construction Materials 1.6%, Diversified 3.5%, Drugs & Health Care 4.2%, Electrical Equipment 3.6%, Electronics 14.2%, Financial Services 1.8%, Food & Beverages 4.3%, Industrial Machinery 2.2%, Lease Rental Obligations 1.8%, Manufacturing 2.1%, Metals 2.0%, Photography 2.0%, Plastics 3.6%, Printing 0.8%, Real Estate 1.5%, Restaurants 0.5%, Retail Grocery 1.5%, Retail Trade 2.3%, School 2.4%, Semi-Conductor Manufacturing Equipment 0.8%, Steel 1.5%, Tires & Rubber 3.9%, Transportation 1.6% and Utilities 2.8%.
Y    Par denominated in Japanese yen.

See Notes to Financial Statements.

                                                  MCBT PAN EUROPEAN MID CAP FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2003

                                                                   US$
                                              SHARES              VALUE
                                              ------              -----
COMMON STOCKS+ - 98.0%
  BELGIUM - 3.3%
    AGFA GEVAERT                                   98,998  $         1,970,277
                                                           -------------------
      TOTAL BELGIUM - (COST $2,179,068)                              1,970,277
                                                           -------------------
  DENMARK - 11.3%
    D/S 1912                                          202            1,815,546
    GROUP 4 FALCK                                 120,792            2,109,491
    ISS                                            77,826            2,917,464
                                                           -------------------
      TOTAL DENMARK - (COST $7,922,291)                              6,842,501
                                                           -------------------
  FRANCE - 6.6%
    IMERYS                                         14,612            1,942,551
    VINCI                                          31,198            2,035,394
                                                           -------------------
      TOTAL FRANCE - (COST $3,519,852)                               3,977,945
                                                           -------------------
  GERMANY - 19.8%
    CONTINENTAL                                   175,748            3,149,958
    DEUTSCHE BOERSE                                46,325            2,175,432
    MEDION                                         67,140            2,514,070
    PUMA                                           22,591            2,173,285
    SCHWARZ PHARMA                                 45,267            1,973,909
                                                           -------------------
      TOTAL GERMANY - (COST $9,910,286)                             11,986,654
                                                           -------------------
  IRELAND - 4.0%
    ANGLO IRISH BANK                              322,474            2,430,163
                                                           -------------------
      TOTAL IRELAND - (COST $2,309,827)                              2,430,163
                                                           -------------------
  ITALY - 3.8%
    AUTOGRILL*                                    234,959            2,296,066
                                                           -------------------
      TOTAL ITALY - (COST $2,527,250)                                2,296,066
                                                           -------------------
  NETHERLANDS - 13.6%
    ASM INTERNATIONAL*                            167,308            2,287,831
    EURONEXT                                      129,257            2,861,542
    VEDIOR                                        464,261            3,067,825
                                                           -------------------
      TOTAL NETHERLANDS - (COST $8,105,172)                          8,217,198
                                                           -------------------
  PORTUGAL - 4.3%
    BRISA-AUTO ESTRADAS                           484,999            2,619,201
                                                           -------------------
      TOTAL PORTUGAL - (COST $2,594,960)                             2,619,201
                                                           -------------------

See Notes to Financial Statements.

                                                  MCBT PAN EUROPEAN MID CAP FUND
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                  APRIL 30, 2003

                                                                   US$
                                              SHARES              VALUE
                                              ------              -----
COMMON STOCKS+ -- CONTINUED
  SPAIN - 9.9%
    ALTADIS                                        78,161  $         2,018,752
    AMADEUS GLOBAL TRAVEL DISTRIBUTION,
      CLASS A                                     454,642            2,277,343
    GRUPO FERROVIAL                                63,726            1,694,374
                                                           -------------------
      TOTAL SPAIN - (COST $5,516,523)                                5,990,469
                                                           -------------------
  SWEDEN - 14.3%
    BILLERUD                                      185,800            2,466,362
    ENIRO                                         289,900            2,216,713
    MODERN TIMES GROUP (MTG)*                     135,100            1,512,369
    VOLVO                                         123,400            2,468,392
                                                           -------------------
      TOTAL SWEDEN - (COST $7,535,396)                               8,663,836
                                                           -------------------
  SWITZERLAND - 3.8%
    LOGITECH INTERNATIONAL*                        62,010            2,288,614
                                                           -------------------
      TOTAL SWITZERLAND - (COST $2,235,490)                          2,288,614
                                                           -------------------
  UNITED KINGDOM - 3.3%
    GEORGE WIMPEY                                 492,000            1,967,446
                                                           -------------------
      TOTAL UNITED KINGDOM - (COST $2,048,780)                       1,967,446
                                                           -------------------
TOTAL COMMON STOCKS - (COST $56,404,895)                            59,250,370
                                                           -------------------

                                             PRINCIPAL
                                              AMOUNT
                                              ------
SHORT-TERM INVESTMENT - 2.2%
REPURCHASE AGREEMENT WITH STATE STREET
BANK AND TRUST, 0.600%, 05/01/2003 (a)    $     1,321,000            1,321,000
                                                           -------------------
TOTAL SHORT-TERM INVESTMENT - (COST $1,321,000)                      1,321,000
                                                           -------------------
TOTAL INVESTMENTS - (COST $57,725,895) - 100.2%                     60,571,370
OTHER ASSETS, LESS LIABILITIES - (0.2)%                               (123,444)
                                                           -------------------
NET ASSETS - 100.0%                                        $        60,447,926
                                                           ===================

*    Non-income producing security.
(a) The repurchase agreement, dated 4/30/2003, due 5/1/2003 with repurchase proceeds of $1,321,022 is collateralized by United States Treasury Note, 6.500% due 10/15/2006 with a market value of $1,348,150.
+ Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows:
     Apparel & Textiles 3.6%, Auto Parts 5.2%, Automobiles 4.1%, Banks 4.0%, Building and Construction 12.6%, Business Services 8.6%, Commercial Services 4.8%, Computer Services 3.8%, Computers & Business Equipment 3.8%, Diversified 4.1%, Drugs & Health Care 3.3%, Financial Services 8.3%, Multi Media 2.5%, Paper 4.1%, Photography 3.3%, Publishing 3.7%, Restaurants 3.8%, Semi-Conductor Manufacturing Equipment 3.8%, Tobacco 3.3%, Transportation 3.0% and Turnpikes & Toll Roads 4.3%.

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                              STATEMENTS OF ASSETS & LIABILITIES
                                                                  APRIL 30, 2003

                                       MCBT              MCBT             MCBT           MCBT
                                OPPORTUNISTIC EAFE  GLOBAL EMERGING   JAPAN SMALL    PAN EUROPEAN
                                       FUND          MARKETS FUND    COMPANIES FUND  MID CAP FUND
                                ------------------  ---------------  --------------  ------------
ASSETS
  Investment in securities, at
    value                          $ 65,170,676      $331,507,846     $ 78,655,469   $60,571,370
  Cash                                       27         1,335,189           27,777           272
  Foreign currency, at value             31,659           177,312        3,065,890        41,769
  Receivable for investments
    sold                              1,368,956                 -          648,981             -
  Dividend and interest
    receivable                          235,470         1,205,934          515,376       107,112
  Foreign tax reclaims
    receivable                           86,570                 -                -        19,979
  Prepaid insurance expense               1,634             7,345            1,837         1,016
                                   ------------      ------------     ------------   -----------
    TOTAL ASSETS                     66,894,992       334,233,626       82,915,330    60,741,518
                                   ------------      ------------     ------------   -----------
LIABILITIES
  Payable for investments
    purchased                         1,248,078         6,629,852        2,488,273             -
  Management fee payable                105,508           508,661          187,754       154,911
  Administration fee payable              9,192            30,754           10,327         9,192
  Trustees fee payable                    4,600            19,500            5,900         4,700
  Capital gains taxes accrued             3,966           340,786                -             -
  Accrued expenses and other
    liabilities                          60,004           123,969           55,164       124,789
                                   ------------      ------------     ------------   -----------
    TOTAL LIABILITIES                 1,431,348         7,653,522        2,747,418       293,592
                                   ------------      ------------     ------------   -----------
TOTAL NET ASSETS                   $ 65,463,644      $326,580,104     $ 80,167,912   $60,447,926
                                   ============      ============     ============   ===========
COMPOSITION OF NET ASSETS
  Paid-in capital                  $121,809,118      $395,092,477     $126,187,714   $62,632,152
  Undistributed net investment
    income (loss)                       108,078          (284,785)         282,838       (10,195)
  Accumulated net realized
    loss on investments and
    foreign currency
    transactions                    (55,893,064)      (91,851,909)     (38,285,253)   (5,021,334)
  Net unrealized appreciation
    (depreciation) on
    investments and foreign
    currency                           (560,488)       23,624,321       (8,017,387)    2,847,303
                                   ------------      ------------     ------------   -----------
TOTAL NET ASSETS                   $ 65,463,644      $326,580,104     $ 80,167,912   $60,447,926
                                   ============      ============     ============   ===========
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING                         8,582,233        61,141,562       11,733,406     6,247,457
NET ASSET VALUE PER SHARE          $       7.63      $       5.34     $       6.83   $      9.68

Identified cost of investments     $ 65,740,521      $307,520,022     $ 86,668,440   $57,725,895
Cost of foreign currency           $     31,238      $    176,881     $  3,048,995   $    41,768

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                                        STATEMENTS OF OPERATIONS
                                               FOR THE YEAR ENDED APRIL 30, 2003

                                       MCBT              MCBT             MCBT           MCBT
                                OPPORTUNISTIC EAFE  GLOBAL EMERGING   JAPAN SMALL    PAN EUROPEAN
                                       FUND          MARKETS FUND    COMPANIES FUND  MID CAP FUND*
                                ------------------  ---------------  --------------  -------------
INVESTMENT INCOME
  Interest income                  $     17,162      $     77,046     $     56,396    $    12,125
  Dividend income                     2,019,539         8,108,524          926,894        942,103
  Foreign taxes witheld                (234,049)         (893,561)        (130,261)      (125,570)
                                   ------------      ------------     ------------    -----------
    TOTAL INVESTMENT INCOME           1,802,652         7,292,009          853,029        828,658
                                   ------------      ------------     ------------    -----------
EXPENSES
  Management fees                       535,667         2,640,801          837,481        575,538
  Custodian fees                        175,070           636,937          113,665        104,721
  Administration fees                    66,851           214,384           65,544         52,079
  Audit fees                             32,975            42,976           32,976         20,000
  Legal fees                             12,074            89,807           13,299         14,828
  Transfer agent fees                     6,070             8,212            6,578          5,728
  Trustees fees                          17,503            59,806           17,054          8,230
  Miscellaneous expenses                  9,588           190,754           11,810          7,600
                                   ------------      ------------     ------------    -----------
    TOTAL EXPENSES                      855,798         3,883,677        1,098,407        788,724
  Expense fees waived by
    Administrator                             -                 -                -         (3,294)
                                   ------------      ------------     ------------    -----------
    Net Expenses                        855,798         3,883,677        1,098,407        785,430
                                   ------------      ------------     ------------    -----------
NET INVESTMENT INCOME (LOSS)            946,854         3,408,332         (245,378)        43,228
                                   ------------      ------------     ------------    -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS
  Net realized loss on
    investments (net of
    foreign taxes paid of
    $6,345, $499,708, $0 and
    $0, respectively)               (13,685,235)      (46,863,181)     (12,537,689)    (5,022,552)
  Net realized loss on foreign
    currency transactions              (464,272)       (1,848,334)        (510,072)      (105,077)
  Net change in unrealized
    appreciation
    (depreciation) on:
    Investments (net of
      foreign taxes of
      ($6,990), $55,532, $0
      and $0, respectively)          (4,636,714)      (42,835,649)      (2,538,474)     2,845,475
    Foreign currency                    306,898           (32,387)         584,013          1,828
                                   ------------      ------------     ------------    -----------
NET LOSS ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS                      (18,479,323)      (91,579,551)     (15,002,222)    (2,280,326)
                                   ------------      ------------     ------------    -----------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                  $(17,532,469)     $(88,171,219)    $(15,247,600)   $(2,237,098)
                                   ============      ============     ============    ===========

* Fund commenced operations on June 6, 2002.

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS

                              MCBT OPPORTUNISTIC EAFE FUND       MCBT GLOBAL EMERGING MARKETS FUND
                          ------------------------------------  ------------------------------------
                                YEAR               YEAR               YEAR               YEAR
                                ENDED              ENDED              ENDED              ENDED
                           APRIL 30, 2003     APRIL 30, 2002     APRIL 30, 2003     APRIL 30, 2002
                          -----------------  -----------------  -----------------  -----------------
NET ASSETS, beginning of
  year                    $    118,586,142   $    201,920,742   $    468,682,829   $    115,974,462
                          ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net investment income            946,854            949,274          3,408,332          2,237,076
  Net realized loss on
    investments and
    foreign currency
    transactions               (14,149,507)       (34,306,916)       (48,711,515)        (6,786,366)
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency
    transactions                (4,329,816)         2,917,030        (42,868,036)        64,753,477
                          ----------------   ----------------   ----------------   ----------------
  Net increase
    (decrease) in net
    assets from
    operations                 (17,532,469)       (30,440,612)       (88,171,219)        60,204,187
                          ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income         (1,501,117)          (136,847)        (2,148,559)                 -
  Net realized gains                     -                  -                  -                  -
                          ----------------   ----------------   ----------------   ----------------
  Total distributions           (1,501,117)          (136,847)        (2,148,559)                 -
                          ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE
  TRANSACTIONS:
  Net proceeds from
    sales of shares                920,000          8,464,817         81,032,974        131,677,469
  Shares issued in
    conjunction with
    merger (Note G)                      -                  -                  -        161,908,411
  Reinvestment of
    distributions to
    shareholders                 1,347,088            128,345          1,317,023                  -
  Cost of shares
    repurchased                (36,356,000)       (61,350,303)      (134,132,944)        (1,081,700)
                          ----------------   ----------------   ----------------   ----------------
  Total increase
    (decrease) in net
    assets from capital
    share transactions         (34,088,912)       (52,757,141)       (51,782,947)       292,504,180
                          ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                (53,122,498)       (83,334,600)      (142,102,725)       352,708,367
                          ----------------   ----------------   ----------------   ----------------
NET ASSETS, end of year   $     65,463,644   $    118,586,142   $    326,580,104   $    468,682,829
                          ================   ================   ================   ================
Undistributed net
  investment income
  (loss)                  $        108,078   $      1,550,527   $       (284,785)  $      2,115,028
                          ----------------   ----------------   ----------------   ----------------
OTHER INFORMATION:
CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                      111,569            903,980         15,039,800         21,855,606
  Shares issued in
    conjunction with
    merger (Note G)                      -                  -                  -         28,758,155
  Shares issued in
    reinvestment of
    distributions to
    shareholders                   180,092             13,756            255,237                  -
  Shares repurchased            (4,198,272)        (6,497,012)       (24,399,172)          (185,000)
                          ----------------   ----------------   ----------------   ----------------
  Net share transactions        (3,906,611)        (5,579,276)        (9,104,135)        50,428,761
                          ================   ================   ================   ================

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS

                            MCBT JAPAN SMALL COMPANIES FUND     MCBT PAN EUROPEAN MID CAP FUND
                          ------------------------------------  ------------------------------
                                YEAR               YEAR                     PERIOD
                                ENDED              ENDED                    ENDED
                           APRIL 30, 2003     APRIL 30, 2002           APRIL 30, 2003*
                           --------------     --------------           ---------------
NET ASSETS, beginning of
  year                    $     74,107,271   $    129,920,151          $              -
                          ----------------   ----------------          ----------------
DECREASE IN NET ASSETS
  FROM OPERATIONS:
  Net investment income
    (loss)                        (245,378)          (604,843)                   43,228
  Net realized loss on
    investments and
    foreign currency
    transactions               (13,047,761)       (13,452,445)               (5,127,629)
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency
    transactions                (1,954,461)        (2,461,799)                2,847,303
                          ----------------   ----------------          ----------------
  Net decrease in net
    assets from
    operations                 (15,247,600)       (16,519,087)               (2,237,098)
                          ----------------   ----------------          ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income                  -           (345,957)                        -
  Net realized gains                     -         (1,267,623)                        -
                          ----------------   ----------------          ----------------
  Total distributions                    -         (1,613,580)                        -
                          ----------------   ----------------          ----------------
CAPITAL SHARE
  TRANSACTIONS:
  Net proceeds from
    sales of shares             41,165,521          5,406,798                78,757,564
  Reinvestment of
    distributions to
    shareholders                         -          1,593,715                         -
  Cost of shares
    repurchased                (19,857,280)       (44,680,726)              (16,072,540)
                          ----------------   ----------------          ----------------
  Total increase
    (decrease) in net
    assets from capital
    share transactions          21,308,241        (37,680,213)               62,685,024
                          ----------------   ----------------          ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  6,060,641        (55,812,880)               60,447,926
                          ----------------   ----------------          ----------------
NET ASSETS, end of year   $     80,167,912   $     74,107,271          $     60,447,926
                          ================   ================          ================
Undistributed net
  investment income
  (loss)                  $        282,838   $       (376,630)         $        (10,195)
                          ----------------   ----------------          ----------------
OTHER INFORMATION:
CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                    5,025,300            679,176                 8,024,982
  Shares issued in
    reinvestment of
    distributions to
    shareholders                         -            218,917                         -
  Shares repurchased            (2,629,866)        (5,584,961)               (1,777,525)
                          ----------------   ----------------          ----------------
  Net share transactions         2,395,434         (4,686,868)                6,247,457
                          ================   ================          ================

*    Fund commenced operations on June 6, 2002.

See Notes to Financial Statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                   YEAR                 YEAR               YEAR               YEAR               YEAR
                                   ENDED                ENDED              ENDED              ENDED              ENDED
                            APRIL 30, 2003 (2)     APRIL 30, 2002     APRIL 30, 2001     APRIL 30, 2000     APRIL 30, 1999
                           ---------------------  -----------------  -----------------  -----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of year           $        9.500       $       11.180     $       15.320     $       13.490     $       13.310
                              --------------       --------------     --------------     --------------     --------------
Net investment income                  0.099                0.136              0.047              0.101              0.192
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions                        (1.795)              (1.806)            (3.336)             2.889              0.786
                              --------------       --------------     --------------     --------------     --------------
Total from investment
  operations                          (1.696)              (1.670)            (3.289)             2.990              0.978
                              --------------       --------------     --------------     --------------     --------------
Less distributions:
  Net investment income               (0.174)              (0.010)            (0.054)            (0.226)            (0.106)
  Net realized gains                   0.000                0.000             (0.784)            (0.952)            (0.728)
  Tax return of capital                0.000                0.000             (0.013)             0.000              0.000
                              --------------       --------------     --------------     --------------     --------------
Total distributions                   (0.174)              (0.010)            (0.851)            (1.178)            (0.834)
                              --------------       --------------     --------------     --------------     --------------
Paid-in capital from
  subscription and
  redemption fees                      0.000                0.000              0.000*             0.018              0.036
                              --------------       --------------     --------------     --------------     --------------
Net asset value, end of
  year                        $        7.630       $        9.500     $       11.180     $       15.320     $       13.490
                              ==============       ==============     ==============     ==============     ==============
TOTAL INVESTMENT RETURN
  (1)                               (17.82)%             (14.94)%           (21.93)%             21.66%              7.92%
                              ==============       ==============     ==============     ==============     ==============
RATIOS AND SUPPLEMENTAL
  DATA
Net assets, end of year       $   65,463,644       $  118,586,142     $  201,920,742     $  261,771,264     $  213,865,065
Operating expenses to
  average net assets                   1.12%                1.00%              0.91%              0.92%              0.96%
Net investment income to
  average net assets                   1.24%                0.63%              0.32%              0.89%              0.85%
Portfolio turnover rate                 104%                  75%                66%                71%                82%
----------------------------------------------------------------------------------------------------------------------------

*    Amount rounds to less than $0.001.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2) The per share amounts were computed using an average number of shares outstanding during the year.

See Notes to Financial Statements.

                                               MCBT GLOBAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                   YEAR                 YEAR                 YEAR                   YEAR                 YEAR
                                   ENDED                ENDED                ENDED                  ENDED                ENDED
                            APRIL 30, 2003 (2)     APRIL 30, 2002     APRIL 30, 2001 (2)     APRIL 30, 2000 (2)     APRIL 30, 1999
                           ---------------------  -----------------  ---------------------  ---------------------  -----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of year           $        6.670       $        5.850       $        9.880         $        8.010       $        8.990
                              --------------       --------------       --------------         --------------       --------------
Net investment income                  0.055                0.110                0.067                  0.030                0.081
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions                        (1.350)               0.710               (3.041)                 1.964               (1.016)
                              --------------       --------------       --------------         --------------       --------------
Total from investment
  operations                          (1.295)               0.820               (2.974)                 1.994               (0.935)
                              --------------       --------------       --------------         --------------       --------------
Less distributions:
  Net investment income               (0.035)               0.000               (0.101)                 0.000               (0.045)
  Net realized gains                   0.000                0.000               (0.955)                (0.124)               0.000
                              --------------       --------------       --------------         --------------       --------------
Total distributions                   (0.035)               0.000               (1.056)                (0.124)              (0.045)
                              --------------       --------------       --------------         --------------       --------------
Paid-in capital from
  subscription and
  redemption fees                      0.000                0.000                0.000                  0.000                0.000*
                              --------------       --------------       --------------         --------------       --------------
Net asset value, end of
  year                        $        5.340       $        6.670       $        5.850         $        9.880       $        8.010
                              ==============       ==============       ==============         ==============       ==============
TOTAL INVESTMENT RETURN
  (1)                               (19.39)%               14.02%             (30.34)%                 25.00%             (10.26)%
                              ==============       ==============       ==============         ==============       ==============
RATIOS AND SUPPLEMENTAL
  DATA
Net assets, end of year       $  326,580,104       $  468,682,829       $  115,974,462         $  166,388,245       $  131,628,560
Operating expenses to
  average net assets                   1.13%                1.08%                1.05%                  1.07%                1.12%
Net investment income to
  average net assets                   0.99%                1.03%                0.86%                  0.32%                1.16%
Portfolio turnover rate                 139%                 149%                 195%                   146%                 140%
------------------------------------------------------------------------------------------------------------------------------------

*    Amount rounds to less than $0.001.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2) The per share amounts were computed using an average number of shares outstanding during the year.

See Notes to Financial Statements.

                                                 MCBT JAPAN SMALL COMPANIES FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                   YEAR                   YEAR                 YEAR               YEAR               YEAR
                                   ENDED                  ENDED                ENDED              ENDED              ENDED
                            APRIL 30, 2003 (2)     APRIL 30, 2002 (2)     APRIL 30, 2001     APRIL 30, 2000     APRIL 30, 1999
                           ---------------------  ---------------------  -----------------  -----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of year           $        7.940         $        9.260       $       14.650     $        9.290     $        6.460
                              --------------         --------------       --------------     --------------     --------------
Net investment income
  (loss)                              (0.021)                (0.052)              (0.016)            (0.095)             0.102
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions                        (1.089)                (1.123)              (3.645)             5.544              2.727
                              --------------         --------------       --------------     --------------     --------------
Total from investment
  operations                          (1.110)                (1.175)              (3.661)             5.449              2.829
                              --------------         --------------       --------------     --------------     --------------
Less distributions:
  Net investment income                0.000                 (0.031)               0.000              0.000              0.000
  Net realized gains                   0.000                 (0.114)              (1.729)            (0.089)             0.000
                              --------------         --------------       --------------     --------------     --------------
Total distributions                    0.000                 (0.145)              (1.729)            (0.089)             0.000
                              --------------         --------------       --------------     --------------     --------------
Paid-in capital from
  subscription and
  redemption fees                      0.000                  0.000                0.000              0.000              0.001
                              --------------         --------------       --------------     --------------     --------------
Net asset value, end of
  year                        $        6.830         $        7.940       $        9.260     $       14.650     $        9.290
                              ==============         ==============       ==============     ==============     ==============
TOTAL INVESTMENT RETURN
  (1)                               (13.98)%               (12.54)%             (24.96)%             58.55%             43.80%
                              ==============         ==============       ==============     ==============     ==============
RATIOS AND SUPPLEMENTAL
  DATA
Net assets, end of year       $   80,167,912         $   74,107,271       $  129,920,151     $  149,821,497     $   81,800,071
Operating expenses to
  average net assets                   1.31%                  1.31%                1.23%              1.21%              1.31%
Net investment loss to
  average net assets                 (0.29)%                (0.62)%              (0.39)%            (0.57)%            (0.34)%
Portfolio turnover rate                 105%                    82%                  55%                37%                27%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2) The per share amounts were computed using an average number of shares outstanding during the year.

See Notes to Financial Statements.

                                                  MCBT PAN EUROPEAN MID CAP FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                            PERIOD
                                                            ENDED
                                                     APRIL 30, 2003* (2)
                                                    ----------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $       10.000
                                                        --------------
Net investment income                                            0.006
Net realized and unrealized loss on investments
  and foreign currency transactions                             (0.326)
                                                        --------------
Total from investment operations                                (0.320)
                                                        --------------
Less distributions:
  Net investment income                                          0.000
  Net realized gains                                             0.000
                                                        --------------
Total distributions                                              0.000
                                                        --------------
Net asset value, end of period                          $        9.680
                                                        ==============
TOTAL INVESTMENT RETURN (1)                                 (3.20)%(3)
                                                        ==============
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                               $   60,447,926
Operating net expenses to average net assets                  1.36%(4)
Operating gross expenses to average net assets                1.37%(4)
Net investment income to average net assets                   0.08%(4)
Portfolio turnover rate                                           149%
--------------------------------------------------------------------------

*    Fund commenced operations on June 6, 2002.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2) The per share amounts were computed using an average number of shares outstanding during the period.
(3)  Periods less than one year are not annualized.
(4)  Annualized.

See Notes to Financial Statements.

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust currently offers four funds which have differing investment objectives and policies: MCBT Opportunistic EAFE Fund (the "Opportunistic EAFE Fund"), MCBT Global Emerging Markets Fund (the "Global Emerging Markets Fund"), MCBT Japan Small Companies Fund (the "Japan Small Companies Fund") and MCBT Pan European Mid Cap Fund (the "Pan European Mid Cap Fund"), (each a "Fund" and collectively, the "Funds"). On April 5, 2000, the Trust's Board of Trustees authorized the creation of the MCBT All Countries World ex U.S. Fund, which has not commenced operations. The Opportunistic EAFE Fund, the Global Emerging Markets Fund, the Japan Small Companies Fund and the Pan European Mid Cap Fund commenced investment operations on July 1, 1994, February 14, 1997, August 15, 1994 and June 6, 2002, respectively. The Funds' Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS - The Funds' portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust ("Trustees"), or by persons acting pursuant to procedures established by the Trustees. At April 30, 2003, fair valued securities in the Global Emerging Markets Fund amounted to $17,569,676 or 5.4% of its net assets.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Funds' custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date and as soon as the Fund is informed of such dividends. Interest

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
income is recorded daily on the accrual basis and includes accretion of discount and amortization of premium on investments. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on a daily basis when a Fund's net asset value is determined. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

Each Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts ("Forward").

The net U.S. dollar value of foreign currency underlying all contractual commitments held by each Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of Forwards, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A Forward is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily at the prevailing forward exchange rate of the underlying currencies and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. At April 30, 2003, none of the Funds had open Forwards.

Although Forwards limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EQUITY LINKED SECURITIES - Each Fund may invest in equity-linked securities such as linked participation notes, equity swaps and zero-strike options and securities warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. These securities may be used by a Fund to gain exposure to countries that place restrictions on investments by foreigners. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligation under the terms of the arrangement with the counterparty. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments. In addition, equity-linked securities may be considered illiquid and subject to each Fund's restrictions on investments in illiquid securities.

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

At April 30, 2003, the Global Emerging Markets Fund held equity-linked zero-strike European style call warrants through Morgan Stanley & Co. ("MS&Co."), the issuer. Under the terms of the agreements, each warrant entitles the Fund to receive from MS&Co. an amount in U.S. dollars linked to the performance of specific equity shares.

EXPENSES - Expenses directly attributable to each Fund are charged to the respective Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Trustees may direct or approve.

DISTRIBUTIONS TO SHAREHOLDERS - Each Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the respective Fund at the net asset value unless the shareholder elects in the subscription agreement to receive cash. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses, capital loss carryforwards and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

Undistributed net investment income at April 30, 2003 on a tax basis and the tax character of distributions during 2003 and 2002 were as follows:

                                                       2003                          2002
                                           ----------------------------  ----------------------------
                             TAX BASIS     DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS
                           UNDISTRIBUTED       FROM           FROM           FROM           FROM
                           NET INVESTMENT    ORDINARY       LONG-TERM      ORDINARY       LONG-TERM
FUND                           INCOME         INCOME          GAIN          INCOME          GAIN
----                       --------------  -------------  -------------  -------------  -------------
Opportunistic EAFE Fund       $218,443      $1,501,117        $ --        $  136,847        $ --
Global Emerging Markets
  Fund                              --       2,148,559          --                --          --
Japan Small Companies
  Fund                         777,739              --          --         1,613,580          --
Pan European Mid Cap Fund           --              --          --                --          --

PURCHASES AND REDEMPTIONS OF FUND SHARES - Effective through June 27, 2000, there was a purchase premium for cash investments into the Opportunistic EAFE Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. Effective through September 30, 1998, there was a purchase premium for cash investments into the Global Emerging Markets Fund and the Japan Small Companies Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees were paid to and retained by the respective Fund and were recorded as paid-in capital by that Fund. These fees were intended to offset brokerage and transaction costs arising in connection with the purchase and redemption.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

As of April 30, 2003, the following Funds have realized capital loss carry-forwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

                                         EXPIRING           EXPIRING           EXPIRING
FUND                                  APRIL 30, 2009     APRIL 30, 2010     APRIL 30, 2011
----                                 -----------------  -----------------  -----------------
Opportunistic EAFE Fund                 $        --        $29,654,022        $19,806,934
Global Emerging Markets Fund             13,673,199         28,081,938         24,135,137
Japan Small Companies Fund                       --         14,922,935         11,911,577
Pan European Mid Cap Fund                        --                 --          3,243,064

As of April 30, 2003, the Funds elected for federal income tax purposes to defer the following current year post October 31 losses as though the losses were incurred on the first day of the next fiscal year:

                                          POST OCTOBER  POST OCTOBER
FUND                                      CAPITAL LOSS  CURRENCY LOSS
----                                      ------------  -------------
Opportunistic EAFE Fund                   $ 5,484,715     $     --
Global Emerging Markets Fund               23,432,683      164,000
Japan Small Companies Fund                 10,355,707           --
Pan European Mid Cap Fund                     786,306       10,195

NOTE C - AGREEMENTS AND FEES
The Trust has entered into an Advisory Agreement with Martin Currie Inc. (the "Investment Manager"), a wholly-owned subsidiary of Martin Currie Limited, for each Fund. Under the Advisory Agreement, the Investment Manager provides investment management, advisory and certain administrative services to each Fund, for which each Fund pays the Investment Manager a management fee computed daily and paid quarterly based on the Fund's average net assets at the annual rates listed below:

            FUND                                                MANAGEMENT FEE
            ----                                                --------------
            Opportunistic EAFE Fund                                    0.70%
            Global Emerging Markets Fund                               0.80%
            Japan Small Companies Fund                                 1.00%
            Pan European Mid Cap Fund                                  1.00%

State Street Bank and Trust Company (the "Administrator" or "State Street") serves as administrator, custodian, transfer agent and dividend paying agent of the Trust. The Administrator performs certain administrative services for the Trust. Each Fund pays State Street, as administrator, a fee at the rate of 0.08% of its average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. Under the existing service level agreement to perform certain administrative services for the Trust, State Street agreed to waive the minimum requirements of its fees for the first six months of operations for the Pan European Mid Cap Fund. State Street also receives fees and compensation of expenses for certain custodian and transfer agent services.

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

During the year, the Investment Manager reimbursed the Global Emerging Markets Fund for investment transaction losses incurred as the result of an incorrect foreign currency trade, which amounted to $32,391.

Included in accrued expenses and other liabilities of the Pan European Mid Cap Fund is $80,904 payable to the Investment Manager for expenses reimbursed to the Fund in error.

The Trust has adopted a distribution and servicing plan in accordance with Rule 12b-1 under the 1940 Act for each Fund. The plan authorizes the Investment Manager to spend an amount of the management fee it collects for activities or services primarily intended to result in the sale of Fund shares or providing personal services to Fund shareholders.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $50,000 ($25,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Excluding short-term investments, each Fund's purchases and sales of investments for the year ended April 30, 2003 were as follows:

FUND                                      COST OF PURCHASES  PROCEEDS FROM SALES
----                                      -----------------  -------------------
Opportunistic EAFE Fund                     $ 78,654,813        $111,704,854
Global Emerging Markets Fund                 472,571,621         518,271,141
Japan Small Companies Fund                   106,607,720          86,049,208
Pan European Mid Cap Fund                    154,915,323          93,156,618

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at April 30, 2003 were as follows:

                                                                          NET UNREALIZED
                                 IDENTIFIED        GROSS UNREALIZED       APPRECIATION/
FUND                                COST      APPRECIATION  DEPRECIATION  (DEPRECATION)
----                            ------------  ------------  ------------  --------------
Opportunistic EAFE Fund         $ 66,798,279  $ 4,752,342   $ 6,379,945    $(1,627,603)
Global Emerging Markets Fund     310,169,759   34,634,199    13,296,112     21,338,087
Japan Small Companies Fund        88,258,375    4,883,371    14,486,277     (9,602,906)
Pan European Mid Cap Fund         58,717,859    5,233,754     3,380,243      1,853,511

The net unrealized appreciation/(depreciation) on foreign currency transactions at April 30, 2003 on a federal income tax basis was $13,323, $(22,716), $(4,416) and $1,828 for Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund and Pan European Mid Cap Fund, respectively.

NOTE E - PRINCIPAL SHAREHOLDERS
The table below shows the number of shareholders each owning greater than 5% of the outstanding shares of a Fund as of April 30, 2003 and the total percentage of shares of the Fund held by such shareholders:

                                          5% OR GREATER SHAREHOLDERS
                                          ---------------------------
FUND                                        NUMBER      % OF SHARES
----                                      ----------  ---------------
Opportunistic EAFE Fund                         6            77.43%
Global Emerging Markets Fund                    4            80.28
Japan Small Companies Fund                      4            73.50
Pan European Mid Cap Fund                       4            75.68

                                                    MARTIN CURRIE BUSINESS TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE F - CONCENTRATION OF RISK
Each Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. All of the Funds are subject to foreign risk and may experience more rapid and extreme changes in value than Funds investing solely in the United States. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different and often less comprehensive, accounting, reporting and disclosure requirements than U.S. issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

NOTE G - REORGANIZATION
On December 14, 2001, the Global Emerging Markets acquired all the net assets of the MCBT Asia Pacific ex Japan Fund and MCBT EMEA Fund pursuant to a plan of reorganization approved by the Funds' Trustees on November 26, 2001. The acquisition was accomplished by a taxable exchange of 21,077,745 shares of Global Emerging Markets Fund valued at $118,667,705 for the 57,886,685 shares of MCBT Asia Pacific ex Japan Fund outstanding on December 14, 2001, and 7,680,410 shares of Global Emerging Markets Fund valued at $43,240,706 for the 8,097,511 shares of MCBT EMEA Fund outstanding on December 14, 2001. The aggregate net assets of the Global Emerging Markets Fund immediately after the acquisition were $321,489,469.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of the Martin Currie Business Trust and Shareholders of the Opportunistic EAFE Fund,
Global Emerging Markets Fund,
Japan Small Companies Fund and
Pan European Mid Cap Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund and Pan European Mid Cap Fund, each a Fund of the Martin Currie Business Trust (the "Trust") at April 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 16, 2003

                              TRUSTEES AND OFFICERS

    Information about the Trust's Trustees and officers appears below. There is no limit to the term a Trustee may serve. The President, Treasurer and Clerk are elected annually. Other officers may be elected or appointed by the Trustees at any time. The address of each Trustee and officer is c/o Martin Currie Inc., Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES. The Fund's Statement of Additional Information has further information about the Trustees and is available without charge by calling 1-866-480-1888.

INTERESTED TRUSTEE

    The Trustee below is an "interested person" (as defined by the Investment Company Act of 1940) in that he is an employee of Martin Currie Inc., the investment adviser to each Fund.

                                                NUMBER OF
                                              PORTFOLIOS IN
                                                  FUND
                   POSITION(S)                   COMPLEX
                    HELD WITH     POSITION     OVERSEEN BY                                                            OTHER
NAME AND AGE          FUND       HELD SINCE      TRUSTEE     PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS (1)   DIRECTORSHIPS (2)
------------       -----------   ----------   -------------  -------------------------------------------------  ------------------
Timothy J.D. Hall  Trustee and   2000         4              Member of the executive board of Martin Currie     None
41                 President                                 Ltd., (investment adviser), director of Thornhill
                                                             Ltd. (investment adviser), Director and Vice
                                                             president of Martin Currie Inc. (investment
                                                             adviser), Director of Martin Currie Investment
                                                             Management Ltd. (investment management), Martin
                                                             Currie Global Investors Ltd. (investment
                                                             adviser), Martin Currie Services Ltd. and Martin
                                                             Currie Management Ltd.; Head of Client services
                                                             for the group of companies owned by Martin Currie
                                                             Ltd. (the "Martin Currie Group").

NON-INTERESTED TRUSTEES

    Each Trustee below is not an "interested person" (as defined by the Investment Company Act of 1940).

                                                NUMBER OF
                                              PORTFOLIOS IN
                                                  FUND
                   POSITION(S)                   COMPLEX
                    HELD WITH     POSITION     OVERSEEN BY                                                            OTHER
NAME AND AGE          FUND       HELD SINCE      TRUSTEE     PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS (1)   DIRECTORSHIPS (2)
------------       -----------   ----------   -------------  -------------------------------------------------  ------------------
Simon D. Eccles    Trustee       1994         4              Chairman of BFS Absolute Trust PLC (investment     None
68                                                           trust); Director of Tenten Digital Ltd. (digital
                                                             communication). Formerly: Chairman and Manager,
                                                             Venturi Investment Trust (investment trust).
Patrick R.         Trustee       1994         4              Self-employed investment manager; Director of The  None
Wilmerding                                                   Providence Journal (newspaper). Formerly:
60                                                           Director of Lenox Capital (private equity firm);
                                                             Division Executive of The First National Bank of
                                                             Boston (bank); and Director, Rathborne Land
                                                             Company (real estate development company).

OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)

                   POSITION(S)
                    HELD WITH     POSITION
NAME AND AGE          FUND       HELD SINCE  PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS(1)
------------       -----------   ----------  -----------------------------------------------
Colin Winchester   Vice          1997        Director of Finance of Martin Currie Ltd.,
55                 President                 Director of Martin Currie Investment Management
                   and                       Ltd. (investment management), Martin Currie
                   Treasurer                 Services Ltd., Martin Currie Trustees Ltd.,
                                             Martin Currie (Bermuda) Ltd. and Martin Currie
                                             Management Ltd.; Director of Moorgate
                                             Investment Management Ltd. Formerly: Director
                                             of Craigengillian Estates (No. 2) Company Ltd.
                                             (private investment company), Little Hoblyn
                                             Holdings Ltd. (private investment company), and
                                             Tippet Hill Investment Company Ltd. (private
                                             investment company).
Julian M.C.        Vice          1994        Director, Legal and compliance, Martin Currie
Livingston         President                 Investment Management Ltd. (investment
42                                           management), Director of Martin Currie Services
                                             Ltd., Martin Currie (Bermuda) Ltd., Martin
                                             Currie Absolute Return Funds GP, China
                                             Heartland Fund (Mauritius) Ltd.*, China
                                             Heartland Fund Ltd.*, and the Egypt Fund Ltd.
                                             Formerly: Director of Martin Currie Private
                                             Clients Ltd., Indian Opportunities Fund
                                             (Mauritius) Ltd.*, Indian Opportunities Fund
                                             Ltd.*, Saltire Private Fund Managers Ltd., Near
                                             East Opportunities Fund Ltd.*, Taiwan American
                                             Fund Ltd.*, and Taiwan Opportunities Fund Ltd.*
Lorraine           Clerk         2002        Compliance Analyst, Martin Currie Investment
McFarlane                                    Management Ltd. (investment management).
39

------------------------

(1) Previous positions during the past five years with any of the group of companies owned by Martin Currie Ltd. are omitted if not materially different from the positions listed.
(2) Indicates other directorships held by a Trustee with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.
  *  Alternate Directorship

ADDITIONAL FEDERAL TAX INFORMATION - (UNAUDITED)
During the year ended April 30, 2003, the Funds received income from foreign sources and paid taxes to foreign countries as follows:

                                          FOREIGN SOURCE  FOREIGN TAXES
FUND                                          INCOME          PAID
----                                      --------------  -------------
Opportunistic EAFE Fund.................    $1,930,770     $  240,394
Global Emerging Markets Fund............     5,717,166      1,522,793
Japan Small Companies Fund..............       926,894        130,261
Pan European Mid Cap Fund...............       942,104        125,570

                 (This page has been left blank intentionally)

                 (This page has been left blank intentionally)

                          MARTIN CURRIE BUSINESS TRUST

                                 --------------

                             TRUSTEES AND OFFICERS

                   Timothy J.D. Hall, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                     Julian M.C. Livingston, VICE PRESIDENT
                           Lorraine McFarlane, CLERK

                              * INTERESTED TRUSTEE

                              -------------------

                               INVESTMENT MANAGER

                               Martin Currie Inc.
                                 Saltire Court
                               20 Castle Terrace
                               Edinburgh EH1 2ES
                                    Scotland
                              011-44-131-229-5252

          Authorized and regulated by Financial Services Authority and a member of the Investment Management Association

                   Registered Investment Adviser with the SEC

                              -------------------

The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act) within 90 days from the date hereof. Based on that evaluation, they have concluded that the registrant's disclosure controls and procedures were effective.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the date of the evaluation referenced above. There have been no corrective actions with regard to significant deficiencies and material weaknesses in such internal controls.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Certifications required by Rule 30a-2 under the Act.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   MARTIN CURRIE BUSINESS TRUST

                                   By: /s/ Timothy J.D. Hall
                                       ------------------------------
                                   Name:   Timothy J.D. Hall
                                   Title:  President
                                   Date:   July 2, 2003


     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  July 2, 2003                By: /s/ Timothy J.D. Hall
                                       ------------------------------
                                   Name:   Timothy J.D. Hall
                                   Title:  President


Date:  July 2, 2003                By:  /s/ Colin Winchester
                                        -----------------------------
                                   Name:   Colin Winchester
                                   Title:  Vice President and
                                           Treasurer


                                  EXHIBIT LIST

10(b)  (1)  Certification of the Principal Executive Officer required by
            Rule 30a-2 under the Act

       (2) Certification of the Principal Financial Officer required by Rule 30a-2 under the Act